Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash And Cash Equivalents [Abstract]
Cash on hand and cash at banks	$ 52,237	$ 53,673	$ 60,778	$ 46,093